Commitments and Contingencies (Schedule of minimum future rental payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
2022	$ 1,091
2023	802
2024	557
2025	429
2026	165
Lessee, Operating Lease, Liability, to be Paid, Total	3,044
Less imputed interest	112
Other Liabilities [Member]
Total lease liabilities	$ 2,932	$ 1,415